Financial risk management - Summary of Deposits Held which Derive Interest Revenue Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk
$ in Thousands, $ in Thousands
	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)
USD
Disclosure of Financial Risk Management [Line Items]
Funds invested	$ 42,049			$ 117,902
Rate increase on funds invested	147			493
Rate decrease on funds invested	$ (147)			$ (493)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%		10.00%	10.00%
USD | Bottom of range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.49%	3.49%		4.18%	4.18%
Rate increase	3.84%	3.84%		4.60%	4.60%
Rate decrease	3.14%	3.14%		3.76%	3.76%
USD | Top of range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.49%	3.49%		4.18%	4.18%
Rate increase	3.84%	3.84%		4.60%	4.60%
Rate decrease	3.14%	3.14%		3.76%	3.76%
AUD
Disclosure of Financial Risk Management [Line Items]
Funds invested		$ 41,174			$ 49,235
Rate increase on funds invested		148			185
Rate decrease on funds invested		$ (148)			$ (185)
Effect on profit from change in interest rate increase or decrease	10.00%	10.00%	10.00%	10.00%	10.00%
AUD | Bottom of range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	3.10%	3.10%		3.35%	3.35%
Rate increase	3.41%	3.41%		3.69%	3.69%
Rate decrease	2.79%	2.79%		3.02%	3.02%
AUD | Top of range
Disclosure of Financial Risk Management [Line Items]
Funds invested percentage	4.01%	4.01%		4.21%	4.21%
Rate increase	4.41%	4.41%		4.63%	4.63%
Rate decrease	3.61%	3.61%		3.79%	3.79%